SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended				3 Months Ended
	Jun. 05, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Apr. 23, 2023	Mar. 31, 2023
Significant Events And Transactions In Period [Line Items]
Borrowings, interest rate basis	decreased interest rate of SOFR plus 8.00%, with a ceiling of 12.50%
Prepayments	$ 10.0
Finance expenses resulted from the modification	$ 0.8
Waiver and Second Amendment to the Credit Agreement
Significant Events And Transactions In Period [Line Items]
Description of interest payments					permitted the Company to make its interest payments for 2023 on a pay-in-kind basis if its cash balance is less than $12.5 million
Maximum cash balance to make interest payments on a pay-in-kind basis					$ 12.5
Minimum cash requirement		$ 10.0	$ 7.0	$ 8.0		$ 10.0
Borrowings, interest rate basis					the interest rate of the loan to Secured Overnight Financing Rate ("SOFR") + 9.50% (with a 3% SOFR floor)